UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Name:     John Hancock Life Insurance Company (U.S.A.)
Address:  601 Congress Street
          Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maureen Milet
Title:  Vice President & Chief Compliance Officer-Investments
Phone:  (617) 572-0203


      Maureen Milet          Boston, MA            February 25, 2013
      -------------          -------------         -----------------
      [Signature]            [City, State]         [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       84

Form 13F Information Table Value Total:                  US $251,928 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1                                          Maritime Life Assurance Company

                                                                 Shares
                                               CUSIP    Value    or Prn    SH/ Put/  Investment  Other       VOTING AUTHORITY
Name of Issuer               Title of Class    Number (x$1000)   Amount    PRN Call  Discretion  Manager  SOLE    SHARED     NONE
ABER DIAMOND CORP            COM              002893105    455    18,200   SH        DEFINED     1             0    18,200     0
AGNICO EAGLE MINES, LTD      COM              008474108    475    22,400   SH        DEFINED     1             0    22,400     0
ALCAN INC                    COM              013716105  1,891    30,000   SH        DEFINED     1             0    30,000     0
ALLIANCE ATLANTIS            COM              01853E207    231    12,800   SH        DEFINED     1             0    12,800     0
AMPEX CORP.                  COM              032092108     30   186,411   SH        SOLE                186,411         0     0
ANGIOTECH PHARM              COM              034918102    378     5,200   SH        DEFINED     1             0     5,200     0
BALLARD POWER SYSTEMS        COM              05858H104  1,334    27,600   SH        DEFINED     1             0    27,600     0
BANK OF MONTREAL             COM              063671101  2,688    69,600   SH        DEFINED     1             0    69,600     0
BCE INC.                     COM              005534B10  1,157    41,350   SH        DEFINED     1             0    41,350     0
BIOMIRA                      COM              09161R106     96    17,200   SH        DEFINED     1             0    17,200     0
BOARDWALK EQUITIES           COM              096613104    148    10,800   SH        DEFINED     1             0    10,800     0
BRASCAN CORP                 COM              10549P606  6,802   200,000   SH        DEFINED     1             0   200,000     0
BROOKFIELD PPTYS             COM              112900105    855    28,109   SH        DEFINED     1             0    28,109     0
BUDGET GROUP, INC.           COM              119003101    419 1,310,679   SH        SOLE              1,310,679         0     0
CANADIAN 88 ENERGY           COM              13566G509    111    44,100   SH        DEFINED     1             0    44,100     0
CANADIAN IMPERIAL BANK       COM              136069101 12,912   235,400   SH        DEFINED     1             0   235,400     0
CANADIAN LIFE FINANCIAL      COM              135113108  2,140    53,500   SH        DEFINED     1             0    53,500     0
CANADIAN NATIONAL RY         COM              136375102  4,614    58,000   SH        DEFINED     1             0    58,000     0
CANADIAN PACIFIC RY          COM              13645T100  2,667    79,000   SH        DEFINED     1             0    79,000     0
CERTICOM CORP                COM              156915100     35    10,200   SH        DEFINED     1             0    10,200     0
CHC HELICOPTER CORP          COM              12541C203    123     4,600   SH        DEFINED     1             0     4,600     0
COGNICASE INC                COM              192423100    136    14,100   SH        DEFINED     1             0    14,100     0
COINSTAR INC.                COM              19259P300  1,159    35,000   SH        SOLE                 35,000         0     0
COREL CORP.                  COM              21868Q109     51    26,800   SH        DEFINED     1             0    26,800     0
CREO PRODUCTS                COM              13566G509    273    16,400   SH        DEFINED     1             0    16,400     0
CRYPTOLOGIC INC              COM              228906103     73     3,100   SH        DEFINED     1             0     3,100     0
CRYSTALLEX INTL CORP         COM              22942F101     82    26,100   SH        DEFINED     1             0    26,100     0
DEAN FOODS                   COM              242370104 45,602 1,204,500   SH        SOLE                154,747         0     0
DECOMA INTL                  COM              13566G509    115     6,800   SH        DEFINED     1             0     6,800     0
DESCARTES SYSTEMS            COM              249906108    200    16,900   SH        DEFINED     1             0    16,900     0
DEVON ENERGY CORP            COM              25179M103  7,627   154,747   SH        SOLE                154,747         0     0
DOREL INDUSTRIES             COM              25822C205    253     8,100   SH        DEFINED     1             0     8,100     0
ECHO BAY MINES               COM              278751102     68    45,700   SH        DEFINED     1             0    45,700     0
EXFO-ELECTRO OPTIC           COM              302043104     77     7,700   SH        DEFINED     1             0     7,700     0
ENBRIDGE INC.                COM              29250N105  9,362   209,300   SH        DEFINED     1             0   209,300     0
EVERGREEN RESOURCES          COM              299900308 41,444   993,860   SH        SOLE                993,860         0     0
EXTENDICARE INC.             COM              30224T871    112    20,700   SH        DEFINED     1             0    20,700     0
FIRSTSERVICE CORP            COM              33761N109    155     4,400   SH        DEFINED     1             0     4,400     0
FOUR SEASONS HOTELS          SUB VTG SH       35100E104  1,479    17,500   SH        DEFINED     1             0    17,500     0
FORDING INC                  COM              345426100    540    17,300   SH        DEFINED     1             0    17,300     0
GSI LUMONICS                 COM              345426100    212    13,300   SH        DEFINED     1             0    13,300     0
GT GROUP TELECOM             COM              362359408     12    21,200   SH        DEFINED     1             0    21,200     0
GLAMIS GOLD, LTD.            COM              376775102    230    27,700   SH        DEFINED     1             0    27,700     0
GOLDCORP INC                 COM              380956409    766    27,600   SH        DEFINED     1             0    27,600     0
GOLDEN STATE VINTNERS        COM              38121K208  2,305   658,695   SH        SOLE                658,695         0     0
HEMOSAOL                     COM              42369K102     63    13,500   SH        DEFINED     1             0    13,500     0
HUMMINGBIRD COMMUN           COM              44544R101    205     6,200   SH        DEFINED     1             0     6,200     0
HURRICANE HYDROCARBON        COM              44779E106    453    19,000   SH        DEFINED     1             0    19,000     0
ID BIOMEDICAL                COM              44936D108     53     5,580   SH        DEFINED     1             0     5,580     0
IMPERIAL OIL                 COM              453038408  2,705    57,000   SH        DEFINED     1             0    57,000     0
INTERTAPE PLYMR GRP          COM              460919103    163    11,200   SH        DEFINED     1             0    11,200     0
INTRAWEST CORP.              COM              460915200    384    15,400   SH        DEFINED     1             0    15,400     0
IPSCO INC.                   COM              462622101    348    15,800   SH        SOLE                 15,800         0     0
KINROSS GOLD                 COM              496902107    241   118,500   SH        DEFINED     1             0   118,500     0
K-SWISS, INC                 COM              482686102  8,396   200,000   SH        SOLE        1             0   200,000     0
ELI LILLY & CO.              COM              532457108    107     1,404   SH        SOLE                  1,404         0     0
LEITCH                       COM              52543H107     90     9,700   SH        DEFINED     1             0     9,700     0
LIONS GATE INT               COM              535919203     56    14,100   SH        DEFINED     1             0    14,100     0
LODGENET ENTERTAINMENT       COM              540211109  2,736   160,000   SH        SOLE                160,000         0     0
MDC CORPORATION              COM              55267W309     32     5,300   SH        DEFINED     1             0     5,300     0
METHANEX                     COM              59151K108    423    27,600   SH        DEFINED     1             0    27,600     0
MOORE CORP, LTD              COM              615785102    573    37,200   SH        DEFINED     1             0    37,200     0
NABORS INDUSTRIES, INC.      COM              629568106  5,493   337,900   SH        SOLE                337,900         0     0
NORANDA                      COM              655422103  1,543   130,000   SH        DEFINED     1             0   130,000     0
OPEN TEXT CORP.              COM              683715106    267     6,700   SH        DEFINED     1             0     6,700     0
PAN AMERICAN SILVER          COM              697900108    121    13,700   SH        DEFINED     1             0    13,700     0
PETRO CANADA                 COM              71644E101  4,640   113,000   SH        DEFINED     1             0   113,000     0
POTASH CORP OF SASK          COM              73755L107    289     2,800   SH        DEFINED     1             0     2,800     0
QLT PHOTOTHERAPEUT           COM              746927102    447    22,700   SH        DEFINED     1             0    22,700     0
QUEBECOR PRINTING            COM              748203106  3,987    95,600   SH        DEFINED     1             0    95,600     0
RESEARCH IN MOTION           COM              760975102    803    19,900   SH        DEFINED     1             0    19,900     0
ROYAL BANK OF CDA            COM              788087102 12,279   230,800   SH        DEFINED     1             0   230,800     0
ROYAL GROUP TECH             COM              779915107    769    25,500   SH        DEFINED     1             0    25,500     0
SIERRA WIRELESS              COM              826516106    159     5,300   SH        DEFINED     1         4,600     4,600     0
STEINWAY MUSICAL INST.       COM              858495104 29,713 1,543,553   SH        SOLE              1,543,553         0     0
TESCO CORP.                  COM              88157K101    224    11,300   SH        DEFINED     1             0    11,300     0
TLC LASER EYE                COM              872934104     68    12,600   SH        DEFINED     1             0    12,600     0
TORONTO DOMINION             COM              89116050  11,393   261,000   SH        DEFINED     1             0    22,300     0
TRANS CANADA PPLNS           COM              893526103  6,847   317,000   SH        DEFINED     1             0  317, 000     0
VASOGEN                      COM              92232F103     96    15,200   SH        DEFINED     1             0    12,600     0
VERIZON COMMUNICATIONS       COM              92343V104  3,550    84,116   SH        SOLE                 84,116         0     0
WESTCAST INDUSTRIES          COM              92232F103    100     1,900   SH        DEFINED     1             0    12,600     0
WESTAIM CORP                 COM              956909105    124    25,600   SH        DEFINED     1             0    22,300     0
ZI CORPORATION               COM              988918108    102    12,300   SH        DEFINED     1             0    10,800     0